Financial risk management - Interest rate risk (Details) - Interest rate risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in basis points	25.00%
Positive/negative impact	€ 1.5	€ 2.0	€ 0.3